Derivatives - Gain/loss table (Details) - Derivatives not designated as hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest Expense | Interest rate swaps
Derivative [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 1,279	$ 0
Interest Expense | Foreign exchange contracts
Derivative [Line Items]
Derivative, Gain (Loss) on Derivative, Net	685	0
Foreign Currency Gain (Loss) | Foreign exchange contracts
Derivative [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (1,811)	$ 0